Leases (Narrative) (Detail) (USD $)	12 Months Ended					12 Months Ended					3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Revenue Bonds [Member]	Dec. 31, 2012 Containing Mandatory Tender Provisions [Member] Revenue Bonds [Member]	Dec. 31, 2012 Boeing 737-800 NG Aircraft [Member]	Dec. 31, 2010 Boeing 737-800 NG Aircraft [Member]	Dec. 31, 2012 Boeing 777-300 ER Aircraft [Member]	Dec. 31, 2012 Jet Aircraft [Member]	Dec. 31, 2012 Turboprop Aircraft [Member]	Mar. 31, 2011 Aircraft And Gates [Member]
Operating Leased Assets [Line Items]
Number of Aircraft Included in Sale-Leaseback Arrangement						26		1
Number of aircrafts deliveries under sale leaseback transactions						30	36	2
Non Recurring Charges Under Sale Leaseback Transaction											$ 31,000,000
Number of aircraft committed to operating leases									215	9
Number of aircraft committed to capital leases									33
Special Facility Revenue Bond Claims Expected to Be Treated as General Unsecured Claims	1,100,000,000
Operating Leases, Future Minimum Payments, Due in Two Years	962,000,000				112,000,000
Special facility revenue bonds				486,000,000
Operating lease future payments to repurchase bonds				822,000,000
Operating Leases, rent expense	1,400,000,000	1,600,000,000	1,500,000,000
Number of aircraft operating leased under trusts	19
Operating leases future minimum payments due leased under trusts	$ 98,000,000